TAXATION - Reconciliation of income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
TAXATION
Profit before income tax consolidation	Rp 40,855	$ 2,652	Rp 36,430	Rp 43,739
Less: consolidated income subject to final tax - net	(11,010)		(5,807)	(2,378)
Net	29,845		30,623	41,361
Income tax expense calculated at the Company's applicable statutory tax rate	5,671		5,818	7,859
Difference in applicable statutory tax rate for subsidiaries	626		699	1,067
Non-deductible expenses	2,183		1,994	(24)
Final income tax expense	67		36	36
Deferred tax adjustment rate	(203)		(508)	(230)
Unrecognized deferred tax	177		(61)	17
Others	266		732	915
Net income tax expense	Rp 8,787	$ 570	Rp 8,710	Rp 9,640
The Company
TAXATION
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
Subsidiaries
TAXATION
Applicable tax rate	22.00%	22.00%	22.00%	22.00%